Segmented information	6 Months Ended
Feb. 28, 2025
Segmented Information
Segmented information

20.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

Revenue	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Tanzania	$9,107	$7,984	$21,635	$17,388
Total revenue	$9,107	$7,984	$21,635	$17,388

During the three and six months ended February 28, 2025, the Company generated 85% and 89%, respectively (February 29, 2024 – 94% and 92%, respectively) of its revenue from one (February 29, 2024 – one) customer totalling $7.7 million and $19.3 million, respectively (February 29, 2024 – $7.5 million and $16.0 million, respectively).

Non-current assets	February 28, 2025	August 31, 2024
Canada	$24	$36
Tanzania	87,657	81,040
Total non-current assets	$87,681	$81,076